Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
June 30, 2023 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99.2%
Automobile Components — 0.3%
6,735
BorgWarner, Inc. ..................
$ 329,409
Banks — 8.8%
29,470
Associated Banc-Corp ..............
478,298
12,870
Axos Financial, Inc.(a) ..............
507,593
9,630
Bancorp, Inc. (The)(a) ..............
314,420
16,694
BankUnited, Inc. ..................
359,756
15,475
Cathay General Bancorp .............
498,140
18,612
Central Pacific Financial Corp. ........
292,395
13,840
Customers Bancorp, Inc.(a) ...........
418,798
11,615
Eagle Bancorp, Inc. ................
245,773
8,203
First Financial Corp. ................
266,351
22,217
Hanmi Financial Corp. ..............
331,700
11,870
Heartland Financial USA, Inc. .........
330,817
48,120
Hope Bancorp, Inc. ................
405,170
16,105
Independent Bank Corp. .............
273,141
6,463
Mercantile Bank Corp. ..............
178,508
14,688
Midland States Bancorp, Inc. .........
292,438
30,380
New York Community Bancorp, Inc. ....
341,471
24,000
Northeast Community Bancorp, Inc. ....
357,120
21,261
OceanFirst Financial Corp. ...........
332,097
20,683
OFG Bancorp ....................
539,413
51,880
PacWest Bancorp ..................
422,822
12,401
Peapack-Gladstone Financial Corp. .....
335,819
14,163
Peoples Bancorp, Inc. ...............
376,028
5,982
Preferred Bank ....................
328,950
15,613
RBB Bancorp ....................
186,419
12,385
South Plains Financial, Inc. ...........
278,786
12,582
TrustCo Bank Corp. NY .............
359,971
15,044
Univest Financial Corp. .............
271,996
16,085
Washington Federal, Inc. .............
426,574
9,750,764
Broadline Retail — 0.6%
1,878
Dillard's, Inc., Class A ..............
612,754
Building Products — 2.9%
5,870
American Woodmark Corp.(a) .........
448,292
3,839
Builders FirstSource, Inc.(a) ..........
522,104
27,440
JELD-WEN Holding, Inc.(a) ..........
481,297
7,124
Owens Corning ...................
929,682
8,221
UFP Industries, Inc. ................
797,848
3,179,223
Capital Markets — 0.6%
4,835
StoneX Group, Inc.(a) ..............
401,692
13,230
XP, Inc., Class A(a) ................
310,376
712,068
Chemicals — 0.2%
1,670
Westlake Corp. ...................
199,515
Commercial Services & Supplies — 0.3%
35,770
Enviri Corp.(a) ....................
353,050
Construction & Engineering — 1.0%
2,587
MYR Group, Inc.(a) ................
357,886
Shares Fair Value
COMMON STOCKS — (continued)
Construction & Engineering — (continued)
13,483
Sterling Infrastructure, Inc.(a) .........
$ 752,351
1,110,237
Construction Materials — 0.4%
2,417
Eagle Materials, Inc. ................
450,577
Consumer Finance — 2.5%
11,820
Ally Financial, Inc. .................
319,258
15,430
Bread Financial Holdings, Inc. ........
484,348
14,120
Enova International, Inc.(a) ...........
750,054
30,779
Navient Corp. ....................
571,874
19,700
SLM Corp. ......................
321,504
10,843
Synchrony Financial ................
367,795
2,814,833
Consumer Staples Distribution & Retail — 1.5%
11,152
Andersons, Inc. (The) ...............
514,665
1,557
Casey's General Stores, Inc. ..........
379,721
19,555
Sprouts Farmers Market, Inc.(a) .......
718,255
1,612,641
Diversified Consumer Services — 0.7%
37,053
Perdoceo Education Corp.(a) ..........
454,640
7,230
Stride, Inc.(a) .....................
269,173
723,813
Diversified REITs — 1.1%
38,010
Broadstone Net Lease, Inc. ...........
586,875
26,863
Essential Properties Realty Trust, Inc. ...
632,355
1,219,230
Diversified Telecommunication Services — 0.8%
22,143
EchoStar Corp., Class A(a) ...........
383,960
52,950
Liberty Latin America, Ltd., Class C(a) ..
456,429
840,389
Electric Utilities — 2.4%
11,499
ALLETE, Inc. ....................
666,597
11,025
Otter Tail Corp. ...................
870,534
5,159
Pinnacle West Capital Corp. ..........
420,252
15,106
Portland General Electric Co. .........
707,414
2,664,797
Electrical Equipment — 2.5%
3,617
Atkore, Inc.(a) ....................
564,035
4,850
Encore Wire Corp. .................
901,761
26,630
LSI Industries, Inc. .................
334,473
6,260
Powell Industries, Inc. ...............
379,293
19,987
Thermon Group Holdings, Inc.(a) ......
531,654
2,711,216
Electronic Equipment, Instruments &
Components — 2.9%
6,360
Bel Fuse, Inc., Class B ..............
365,128
2,260
Insight Enterprises, Inc.(a) ...........
330,728
5,081
Jabil, Inc. .......................
548,392
14,243
Sanmina Corp.(a) ..................
858,426

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electronic Equipment, Instruments &
Components — (continued)
15,945
TTM Technologies, Inc.(a) ...........
$ 221,635
30,779
Vishay Intertechnology, Inc. ..........
904,903
3,229,212
Energy Equipment & Services — 1.7%
11,480
ChampionX Corp. .................
356,339
17,910
Oceaneering International, Inc.(a) ......
334,917
52,380
Oil States International, Inc.(a) ........
391,279
34,614
U.S. Silica Holdings, Inc.(a) ..........
419,868
5,270
Weatherford International PLC(a) ......
350,033
1,852,436
Entertainment — 0.6%
21,730
Cinemark Holdings, Inc.(a) ...........
358,545
24,099
Marcus Corp. (The) ................
357,388
715,933
Financial Services — 4.0%
10,250
A-Mark Precious Metals, Inc. .........
383,709
19,770
Corebridge Financial, Inc. ............
349,138
15,909
Enact Holdings, Inc. ................
399,793
16,449
Jackson Financial, Inc., Class A ........
503,504
17,388
MGIC Investment Corp. .............
274,557
14,303
Mr Cooper Group, Inc.(a) ............
724,304
36,810
Pagseguro Digital, Ltd., Class A(a) .....
347,487
32,782
Radian Group, Inc. .................
828,729
45,919
StoneCo, Ltd., Class A(a) ............
585,008
4,396,229
Food Products — 0.6%
5,872
Cal-Maine Foods, Inc. ..............
264,240
27,260
Dole PLC .......................
368,555
632,795
Gas Utilities — 0.6%
7,013
Brookfield Infrastructure Corp., Class A .
319,653
6,842
National Fuel Gas Co. ..............
351,405
671,058
Ground Transportation — 0.7%
519
ArcBest Corp. ....................
51,277
16,842
Covenant Logistics Group, Inc. ........
738,185
789,462
Health Care Equipment & Supplies — 2.4%
17,284
Avanos Medical, Inc.(a) .............
441,779
11,422
Embecta Corp. ....................
246,715
4,062
Haemonetics Corp.(a) ...............
345,839
8,930
Inmode, Ltd.(a) ...................
333,535
6,055
Lantheus Holdings, Inc.(a) ...........
508,136
5,198
Merit Medical Systems, Inc.(a) ........
434,761
4,415
QuidelOrtho Corp.(a) ...............
365,827
2,676,592
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — 3.9%
4,118
Addus HomeCare Corp.(a) ...........
$ 381,738
3,849
AMN Healthcare Services, Inc.(a) ......
420,003
14,503
Cross Country Healthcare, Inc.(a) ......
407,244
3,320
DaVita, Inc.(a) ....................
333,560
5,969
Encompass Health Corp. .............
404,161
4,432
Ensign Group, Inc. (The) ............
423,079
10,222
Fulgent Genetics, Inc.(a) .............
378,521
23,620
Owens & Minor, Inc.(a) .............
449,725
9,167
Premier, Inc., Class A ...............
253,559
4,110
Tenet Healthcare Corp.(a) ............
334,472
3,108
Universal Health Services, Inc., Class B ..
490,349
4,276,411
Health Care REITs — 0.7%
12,310
LTC Properties, Inc. ................
406,476
39,470
Medical Properties Trust, Inc. .........
365,492
771,968
Health Care Technology — 0.8%
18,968
HealthStream, Inc. .................
465,854
30,111
Veradigm, Inc.(a) ..................
379,399
845,253
Hotel & Resort REITs — 2.5%
42,335
Apple Hospitality REIT, Inc. ..........
639,682
58,927
DiamondRock Hospitality Co. .........
472,005
19,500
Host Hotels & Resorts, Inc. ...........
328,185
25,833
Park Hotels & Resorts, Inc. ...........
331,179
46,640
RLJ Lodging Trust .................
478,993
53,735
Sunstone Hotel Investors, Inc. .........
543,798
2,793,842
Hotels, Restaurants & Leisure — 0.6%
14,495
Bloomin' Brands, Inc. ...............
389,770
4,108
Monarch Casino & Resort, Inc. ........
289,409
679,179
Household Durables — 5.3%
16,800
Beazer Homes USA, Inc.(a) ..........
475,272
16,561
Ethan Allen Interiors, Inc. ............
468,345
11,576
Green Brick Partners, Inc.(a) ..........
657,517
12,890
KB Home .......................
666,542
14,720
La-Z-Boy, Inc. ....................
421,581
7,514
M/I Homes, Inc.(a) .................
655,146
12,540
MDC Holdings, Inc. ................
586,496
520
Meritage Homes Corp. ..............
73,980
17,469
Taylor Morrison Home Corp.(a) .......
851,963
5,375
Toll Brothers, Inc. .................
425,001
19,110
TRI Pointe Homes, Inc.(a) ...........
627,954
5,909,797
Independent Power and Renewable Electricity
Producers — 0.5%
12,980
AES Corp. (The) ..................
269,075

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Independent Power and Renewable Electricity
Producers — (continued)
10,248
Brookfield Renewable Corp., Class A ...
$ 323,017
592,092
Industrial REITs — 0.5%
6,862
Innovative Industrial Properties, Inc. ....
500,995
Insurance — 5.4%
23,709
Ambac Financial Group, Inc.(a) ........
337,616
14,917
American Equity Investment Life Holding
Co. ..........................
777,325
2,671
Assured Guaranty, Ltd. ..............
149,042
7,116
Axis Capital Holdings, Ltd. ...........
383,054
7,244
Brighthouse Financial, Inc.(a) .........
343,003
8,440
CNA Financial Corp. ...............
325,953
26,995
CNO Financial Group, Inc. ...........
638,972
10,970
Employers Holdings, Inc. ............
410,388
2,330
Enstar Group, Ltd.(a) ...............
569,079
15,568
Old Republic International Corp. .......
391,847
2,270
Reinsurance Group of America, Inc. ....
314,826
2,585
RenaissanceRe Holdings, Ltd. .........
482,154
41,950
SiriusPoint, Ltd.(a) .................
378,809
9,896
Unum Group .....................
472,039
5,974,107
Interactive Media & Services — 0.9%
17,754
Cargurus, Inc.(a) ..................
401,773
29,099
Cars.com, Inc.(a) ..................
576,742
978,515
Leisure Products — 0.3%
9,761
MasterCraft Boat Holdings, Inc.(a) .....
299,175
Life Sciences Tools & Services — 0.3%
53,543
AbCellera Biologics, Inc.(a) ..........
345,888
Machinery — 2.7%
2,587
AGCO Corp. .....................
339,984
7,251
Allison Transmission Holdings, Inc. .....
409,391
21,260
Manitowoc Co., Inc. (The)(a) .........
400,326
8,656
Mueller Industries, Inc. ..............
755,496
9,546
Terex Corp. ......................
571,137
1,661
Timken Co. (The) ..................
152,031
14,063
Wabash National Corp. ..............
360,575
2,988,940
Media — 0.7%
11,831
Liberty Media Corp-Liberty SiriusXM,
Class A(a) .....................
388,175
11,870
Liberty Media Corp-Liberty SiriusXM,
Class C(a) .....................
388,505
776,680
Metals & Mining — 4.1%
3,021
Alpha Metallurgical Resources, Inc. .....
496,532
17,955
Cleveland-Cliffs, Inc.(a) .............
300,926
17,486
Commercial Metals Co. .............
920,813
Shares Fair Value
COMMON STOCKS — (continued)
Metals & Mining — (continued)
872
Reliance Steel & Aluminum Co. .......
$ 236,826
11,012
Ryerson Holding Corp. ..............
477,700
4,486
Steel Dynamics, Inc. ................
488,660
54,647
SunCoke Energy, Inc. ...............
430,072
12,897
U.S. Steel Corp. ...................
322,554
19,052
Warrior Met Coal, Inc. ..............
742,075
2,325
Worthington Industries, Inc. ..........
161,518
4,577,676
Mortgage Real Estate Investment Trusts (REITs)
— 2.4%
43,070
Arbor Realty Trust, Inc. .............
638,297
21,640
Chicago Atlantic Real Estate Finance, Inc.
327,846
31,995
Invesco Mortgage Capital, Inc. ........
366,983
45,572
Ladder Capital Corp. ...............
494,456
38,362
Ready Capital Corp. ................
432,723
39,426
Rithm Capital Corp. ................
368,633
2,628,938
Multi-Utilities — 0.6%
11,241
NorthWestern Corp. ................
638,039
Office REITs — 0.6%
14,557
Highwoods Properties, Inc. ...........
348,058
10,804
Kilroy Realty Corp. ................
325,092
673,150
Oil, Gas & Consumable Fuels — 6.9%
29,390
Antero Midstream Corp. .............
340,924
25,323
Ardmore Shipping Corp. .............
312,739
5,790
Chord Energy Corp. ................
890,502
11,210
Civitas Resources, Inc. ..............
777,638
42,916
DHT Holdings, Inc. ................
366,073
25,185
Dorian LPG, Ltd. ..................
645,995
12,248
International Seaways, Inc. ...........
468,363
103,540
Nordic American Tankers, Ltd. ........
379,992
15,338
Par Pacific Holdings, Inc.(a) ..........
408,144
18,722
PBF Energy, Inc., Class A ............
766,479
14,526
Peabody Energy Corp. ..............
314,633
50,560
Permian Resources Corp. ............
554,138
12,077
Scorpio Tankers, Inc. ...............
570,397
12,140
Teekay Tankers, Ltd., Class A .........
464,112
20,370
World Fuel Services Corp. ...........
421,252
7,681,381
Paper & Forest Products — 0.3%
9,657
Clearwater Paper Corp.(a) ............
302,457
Passenger Airlines — 1.5%
7,971
Alaska Air Group, Inc.(a) ............
423,898
19,900
American Airlines Group, Inc.(a) .......
357,006
4,368
Copa Holdings SA, Class A ..........
483,013
8,356
United Airlines Holdings, Inc.(a) .......
458,494
1,722,411
Pharmaceuticals — 2.6%
11,512
Amphastar Pharmaceuticals, Inc.(a) .....
661,595

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2023 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
5,738
Harmony Biosciences Holdings, Inc.(a) ..
$ 201,920
2,326
Jazz Pharmaceuticals PLC(a) .........
288,354
10,150
Organon & Co. ...................
211,222
11,146
Prestige Consumer Healthcare, Inc.(a) ...
662,407
17,458
Supernus Pharmaceuticals, Inc.(a) ......
524,787
30,790
Viatris, Inc. ......................
307,284
2,857,569
Real Estate Management & Development
— 1.3%
25,775
Cushman & Wakefield PLC(a) ........
210,840
18,770
Forestar Group, Inc.(a) ..............
423,263
5,204
Howard Hughes Corp. (The)(a) ........
410,700
14,340
RMR Group, Inc. (The), Class A .......
332,258
1,377,061
Retail REITs — 1.4%
15,528
Getty Realty Corp. .................
525,157
33,589
Kimco Realty Corp. ................
662,375
40,676
Whitestone REIT ..................
394,557
1,582,089
Semiconductors & Semiconductor Equipment
— 2.3%
39,094
Amkor Technology, Inc. .............
1,163,046
3,915
Axcelis Technologies, Inc.(a) ..........
717,737
27,192
Photronics, Inc.(a) .................
701,282
2,582,065
Software — 0.9%
31,301
Adeia, Inc. .......................
344,624
3,530
InterDigital, Inc. ..................
340,821
13,140
NCR Corp.(a) ....................
331,128
1,016,573
Specialized REITs — 2.1%
8,505
EPR Properties ...................
398,034
14,330
PotlatchDeltic Corp. ................
757,340
106,799
Uniti Group, Inc. ..................
493,411
21,014
VICI Properties, Inc. ...............
660,470
2,309,255
Specialty Retail — 2.8%
27,650
Aaron's Co., Inc. (The) ..............
390,971
2,382
AutoNation, Inc.(a) ................
392,101
16,470
Build-A-Bear Workshop, Inc. .........
352,787
3,507
Group 1 Automotive, Inc. ............
905,157
12,857
ODP Corp. (The)(a) ................
601,965
3,041
Penske Automotive Group, Inc. ........
506,722
3,149,703
Technology Hardware, Storage & Peripherals
— 0.3%
48,540
Immersion Corp. ..................
343,663
Shares Fair Value
COMMON STOCKS — (continued)
Tobacco — 0.4%
38,406
Vector Group, Ltd. .................
$ 491,981
Trading Companies & Distributors — 3.5%
6,569
BlueLinx Holdings, Inc.(a) ...........
616,041
15,130
Boise Cascade Co. .................
1,366,996
7,359
GMS, Inc.(a) .....................
509,243
31,864
Hudson Technologies, Inc.(a) .........
306,531
12,160
Textainer Group Holdings, Ltd. ........
478,861
5,159
Veritiv Corp. .....................
648,022
3,925,694
Total Common Stocks
(Cost $97,931,411) ............... 109,840,780
WARRANTS — 0.0%
Energy Equipment & Services — 0.0%
704
Nabors Industries, Ltd., 06/11/2026(a) ...
8,096
Total Warrants
(Cost $–) ...................... 8,096
MONEY MARKET FUND — 0.7%
809,823
Federated Treasury Obligations Fund,
Institutional Shares, 4.95%(b) .......
809,823
Total Money Market Fund
(Cost $809,823) ................. 809,823
Total Investments — 99.9%
(Cost $98,741,234) ............................ 110,658,699
Net Other Assets (Liabilities) — 0.1% ............... 134,253
NET ASSETS — 100.0% .......................
$ 110,792,952
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
June 30, 2023 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2023 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
June 30, 2023 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2023 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 110,658,699 (a) $ — $ — $ 110,658,699
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.